GREEN ENERGY & GROWTH FUND, INC.

Providing Capital and Investor Access to the Green Energy Sector

Green Energy & Growth Fund, Inc.

Formed by NCGA

Investment Adviser:

MILES *Capital*

February 19, 2010

Initial Public Offering of Common Stock
NYSE Ticker: GRE (Proposed)

Forward-Looking Statements

The following information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of the issuer may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Green Energy & Growth Fund, Inc. (the "Fund") will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-152910), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Disclaimer

DRAFT – NOT FOR DISTRIBUTION

This presentation is neither an offer to sell nor a solicitation of an offer to buy any securities. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. Before you invest, you should read the prospectus in that registration statement and other documents the Fund has filed with the SEC for more complete information about the Fund and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Fund, any underwriter or any dealer participating in the offering will arrange to send you the prospectus if you request it by calling Stifel, Nicolaus & Company, Incorporated at (877) 821-5780.

Fund Offering Overview

DRAFT – NOT FOR DISTRIBUTION

Issuer	Green Energy & Growth Fund, Inc. (the "Fund")
Proposed Ticker / Exchange	GRE / NYSE
Expected IPO Size	$101,250,000
Use of Proceeds	Investments primarily in senior, mezzanine and junior debt securities, and to a limited extent, equity securities, of privately-held companies and publicly-held micro-cap companies in the Green Energy Sector and Agribusinesses
Investment Objective	To provide current income, liquidity and ability to invest indirectly in a wide range of companies in the Green Energy Sector and Agribusinesses
Minimum Investment	100 Shares
Management Fee	1.50% of assets under management, plus an incentive fee structure of 20.0% of all returns in excess of an 8.0% per annum hurdle rate ▪ 1.0% for public equity securities (not subject to incentive fees) ▪ 0.0% fee on uninvested capital
Legal / Tax Structure	Closed-end fund with a BDC and RIC election (no tax at corporate level) Investors receive Form 1099 at year-end
Underwriters	Stifel, Nicolaus & Company, Incorporated (Bookrunner) / Co-managers TBD
Formed by	National Corn Growers Association ("NCGA")

Why Invest in the Fund?

- Long-term growth prospects of Green Energy Sector
- Favorable government / regulatory environment
- Limited capital available to micro-cap Green Energy Sector companies
- Broad investment mandate allows for diverse Green Energy Sector portfolio
- Publicly-traded security, with attractive features
- Experienced, Midwest-based investment management team
- Majority independent Board, experienced in Green Energy Sector investing

What is a Green Energy Company?

- Wind, solar, geothermal, hydro, landfill gas and waste-to-energy companies
- Fuel cell manufacturers
- Cleantech companies
  - Providers of carbon abatement, emissions reduction and energy efficiency
- Biorefiners (biodiesel, methanol and ethanol)
  - Providers of efficiency enhancing technologies and equipment
- Agribusinesses
  - Providers of industrial and agricultural feedstock technologies and equipment









Why Invest in Green Energy?

DRAFT – NOT FOR DISTRIBUTION

Green Energy's projected long-term growth prospects

U.S. Green Energy Sector Consumption [(1)]



(Quadrillion Btu)
10.00
9.00
8.00
7.00
6.00
5.00
4.00
3.00
2.00
1.00
0.00
2007
2008
2009E
2010E
2015E
2020E
2025E
2030E
2035E

(1) Consists of biofuels, ethanol, solar, and wind energy (excludes hydropower and geothermal energy).
Source: EIA.

U.S. Biofuels Consumption



(Quadrillion Btu)
5.50
5.00
4.50
4.00
3.50
3.00
2.50
2.00
1.50
1.00
0.50
0.00
2007
2008
2009E
2010E
2015E
2020E
2025E
2030E
2035E

Source: EIA.

U.S. Wind-Generated Electricity Consumption



(Quadrillion Btu)
2.20
2.00
1.80
1.60
1.40
1.20
1.00
0.80
0.60
0.40
0.20
0.00
2007
2008
2009E
2010E
2015E
2020E
2025E
2030E
2035E

Source: EIA.

U.S. Solar-Generated Electricity Consumption



(Quadrillion Btu)
0.16
0.14
0.12
0.10
0.08
0.06
0.04
0.02
0.00
2007
2008
2009E
2010E
2015E
2020E
2025E
2030E
2035E

Source: EIA.

Why Invest in Green Energy? (cont.)

Green Energy's projected long-term growth prospects (cont.)

U.S. Net Farm Income and Agricultural Exports


$140.0
$120.0
$100.0
$80.0
$60.0
$40.0
$20.0
$-
($ billions)
2003
2004
2005
2006
2007
2008
2009E
10-Yr Avg.
Net Farm Income
U.S. Agricultural Exports

Source: USDA.

Estimated Capital Required to Meet Mandates (2010-2020)


Wood & Other Biomass
Wind
Solar
Biofuels
Geothermal
$-
$1,000
$2,000
$3,000
$4,000
$5,000
$6,000
$7,000
$8,000
$9,000
$10,000
($ millions)

Source: USDA.

U.S. Farmers' Equity in Their Business and Debt to Equity Ratio


$2,200
$2,000
$1,800
$1,600
$1,400
$1,200
$1,000
$800
$600
$400
$200
($ billions)
30%
25%
20%
15%
10%
5%
(%)
1970
1973
1976
1979
1982
1985
1988
1991
1994
1997
2000
2003
2006
2009E
Annual Value of Equity
Debt-to-Equity Ratio

Source: USDA.

Financial Incentives for Renewable Energy(1)


Rebates
Loans
Grants
Property Tax
Production Incentives
Corporate Tax
Personal Tax
Industry Support
Sales Tax
Bonds
0
50
100
150
200
250
300
350
Number of Financial Incentives

(1) Includes U.S. territories. Reflects the number of Federal, State, Utility, Local and Non-Profit incentives as of 1/31/10.
Source: DSIRE.

Why the Time is Right NOW

Favorable Government / Regulatory Environment

- Federal, state and local government standards already in place
- Obama administration supportive of new initiatives


Tax incentives
Reduce dependency on foreign oil
Alternatives to MTBEs
Renewable Fuel Standards
Reduce CO_2 emissions
National Fuel Efficiency Standards

Limited Capital Available to Micro-Cap Green Energy Companies

DRAFT – NOT FOR DISTRIBUTION

- Lenders and institutional investors seek to make larger loans

Average Institutional Leveraged Loan Size [1]


$600
$500
$400
$300
$200
$100
$-
18.0%
16.0%
14.0%
12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
Average Loan Size
% of Loan Volume <$100M

Average High-Yield Issuance Size


$600
$500
$400
$300
$200
$100
$-
8.0%
7.0%
6.0%
5.0%
4.0%
3.0%
2.0%
1.0%
0.0%
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
Average Issuance Size
% of Volume <$100M

C&I Loans (YOY % Change)


25.0
20.0
15.0
10.0
5.0
0.0
-5.0
-10.0
-15.0
-20.0
(%)
1989
1991
1993
1995
1997
1999
2001
2003
2005
2007
2009

Note:
Data through 9/30/09.
(1) Includes loans priced at ≥ LIBOR + 225bps.
Source: S&P LCD, PMD, SDC, Federal Reserve Economic Data.

Broad Mandate Allows for Diverse Green Energy Portfolio

- Ability to make investments across the Green Energy Sector, NOT a single subsector
  - Wind, solar, geothermal, hydro, landfill gas and waste-to-energy companies
  - Fuel cell manufacturers
  - Cleantech companies
    - Providers of carbon abatement, emissions reduction and energy efficiency
  - Biorefiners (biodiesel, methanol and ethanol)
    - Providers of efficiency enhancing technologies and equipment
  - Agribusinesses
    - Providers of industrial and agricultural feedstock technologies and equipment

- Yield investments primarily in senior, mezzanine and junior debt securities

- Target privately-held companies and publicly-held micro-cap companies in the Green Energy Sector and Agribusinesses that have annual revenues between $25 million and $250 million

- Disciplined investment sourcing, screening and selection process

Publicly-Traded Security, with Attractive Features

- Proposed publicly-traded, NYSE-listed security
- Focus on current income
- Favorable tax structure with no corporate level taxes
- "Qualified Dividends" to investors taxed at lower rate
  - Currently at 15%
- Simplified tax reporting for investors
  - Receive form 1099 at year-end
  - No multi-state reporting requirements (e.g., partnerships with form K-1)

Who Formed the Fund and Who Will Manage It?

DRAFT – NOT FOR DISTRIBUTION

- The Fund was formed by the NCGA
  - The NCGA's mission is to support and create new opportunities for its nearly 36,000 dues-paying members
  - The Fund was created to provide NCGA members, state corn growers association members and the public an opportunity to invest in a diversified portfolio of debt (and to a limited extent equity) securities of green energy sector companies and agribusinesses that have been selected by a professional manager
- The Fund's investment manager is Miles Capital, Inc., a registered investment adviser based in West Des Moines, Iowa
  - Founded in 1982 – celebrating its 28th year in 2010
  - Manages over $3.7 billion in fixed income and equity securities as of January 10, 2010
  - 26 person, employee-owned firm focused on separate account and mutual fund management
  - The Fund's investment team averages over 19 years of experience, including established credit analysis capabilities and experience underwriting private debt

Who at Miles Capital Will Be Managing The Money?

DRAFT – NOT FOR DISTRIBUTION

Experienced, Midwest-based Investment Management Team

Miles Capital Team Member	Title	Investment Experience
David Miles, JD	President and CEO Member, Green Energy Team	25 years
Thomas Myers, CFA	Chair, Green Energy Team Co-Portfolio Manager	23 years
Allen Goody, CFA, CPA	Member, Green Energy Team Co-Portfolio Manager	7 years
David Albright, CFA	Member, Green Energy Team Senior Fixed Income Analyst	24 years

Green Energy Sector Consultants (providing sourcing and valuation assistance to Miles Capital)	Title	Investment Experience
James Eiler	Principal, Eiler Capital Agribusiness and Biofuels	30 years
Scott Brown	CEO, New Energy Capital Biofuels, Wind and Solar	20 years

Board Experienced in the Green Energy Sector

DRAFT – NOT FOR DISTRIBUTION

Independent Board Members	Green Energy Experience (current and selected former)
Ronald Blaesi	*Director*, Western Plains Energy, LLC
Raymond Dreger	*CEO*, Seeds & Stuff Farm Market, Inc.; *Owner-Operator*, PNR Farms; *Director*, Western Wisconsin Energy, LLC; Professional Agronomist / Certified Crop Advisor
Gene Fynboh	*Owner-Operator*, Fynland, LLC; *Director*, Chippewa Valley Agrafuels Cooperative
Richard Hahn	Agricultural real estate agent; *President and CEO*, Farmers National Company; *Manager*, Metropolitan Life Insurance Company; *Member*, 25x'25 Steering Committee
Jeffrey Roskam	*Chairman*, Prairie Hills, LLC; *Principal*, CAP CO2, LLC; *Manager*, Western Plains Energy, LLC; *Manager*, Badger State Ethanol, LLC; *Manager*, US Energy Partners; *Manager*, Big River Resources, LLC
Affiliated Board Members	**Green Energy Experience (current and selected former)**
Darryl Haack	*Director*, NCGA; *Director*, Little Sioux Corn Processors LLC; *Director*, SoyEnergy, LLC
David Miles	*President and CEO*, Miles Capital; *CEO*, Countryside Renewable Energy
David Nelson	*Director*, NCGA; *Chairman*, Global Ethanol LLC; *Chairman*, Midwest Grain Processors Cooperative

Why Invest in the Fund?

- Long-term growth prospects of Green Energy Sector
- Favorable government / regulatory environment
- Limited capital available to micro-cap Green Energy Sector companies
- Broad investment mandate allows for diverse Green Energy Sector portfolio
- Publicly-traded security, with attractive features
- Experienced, Midwest-based investment management team
- Majority independent Board, experienced in Green Energy Sector investing

This Makes Sense to Me. How Do I Invest in the Fund?

- NCGA and state corn growers association members have the opportunity to invest before the general public

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Funding & Closing

Green Energy & Growth Fund, Inc. NCGA

NYSE

Green Energy & Growth Fund, Inc.

Investment Focus

The Green Energy & Growth Fund, Inc. (the "Company") intends to invest at least 80% of its assets (including assets acquired through leverage) in debt, and to a lesser extent, equity securities of privately-held companies and publicly-held micro-cap companies that have annual revenues between $25 million and $250 million, and to a lesser extent, publicly-traded companies in the Green Energy Sector and Agribusinesses with market capitalizations of up to $250 million in these sectors. The Company has elected to be regulated as a business development company ("BDC").

The Green Energy Sector consists of:

- companies that produce, and provide products and services to producers of, energy from solar, wind, hydro and geothermal sources, landfill gas and waste-to-energy products and technologies;
- companies that manufacture fuel cells;
- companies that engage in emissions reduction, energy efficiency and carbon abatement;
- companies that produce biodiesel, methanol, hydrogen and ethanol (collectively, "Biofuels") and other fuels from organic materials or substances other than fossil fuels ("Biorefiners"), and companies that make products and provide services which improve the processes of producing Biofuels;
- agribusinesses that produce, and support the production of, Biorefining feedstocks, such as corn, sugar, soy, switch grass, algae and other biomasses, that manufacture biochemicals, such as enzymes, and that manufacture equipment or products used in the production of the foregoing; and
- companies that develop products or technologies for, or have a growing portion of their business derived from, the foregoing activities.

The Company may also invest up to 20% of its assets in companies outside of the Green Energy Sector, such as agribusinesses, which it defines as companies that produce food products, that manufacture farm and other agricultural equipment and other agricultural-related chemicals not used in feedstock production for energy, and that engage in agricultural and food distribution (collectively, "Agribusinesses").

Investment Adviser

The Company is managed by West Des Moines, Iowa-based Miles Capital (the "Adviser"), a registered investment adviser with a staff of 26 employees and approximately $3.7 billion in assets under management as of January 10, 2010. Miles Capital, through its predecessors, has managed equity and fixed income portfolios for institutional and high net worth clients for over 26 years, and also serves as the investment adviser for WB Capital Mutual Funds, Inc., a registered open-end investment company.

Organizer

The Company was organized by the NCGA, a national organization founded in 1957 which represents, through affiliations with 27 state organizations, nearly 36,000 dues-paying members and the interests of more than 300,000 farmers who contribute to research, market development and educational programs.

Company Opportunities

The Company believes that it has favorable opportunities to invest in the Green Energy Sector and Agribusinesses for the following reasons:

- Underserved financing needs for small- and mid-sized companies
- Financing opportunities available due to credit market constraints
- Under-recognized Green Energy Sector and Agribusinesses growth

Competitive Advantages

The Company believes that it possesses the following competitive advantages, which it believes will provide the Company with access to favorable investment opportunities in the Green Energy Sector and Agribusinesses:

- Provider of alternative long-term capital to Green Energy Sector and Agribusiness portfolio companies
- The Advisor's experienced management team
- Diverse industry knowledge
- Geographic proximity to a large concentration of Green Energy Sector companies and Agribusinesses

Frequently Asked Questions

Q: How many shares are being offered and at what price?

A: The Company is offering 6,750,000 shares of common stock at $15.00 per share (the "Offering").

Q: How can I buy shares in the Offering?

A: You may indicate your interest in purchasing shares in two ways:

1) you may complete a Preliminary Indication Form and return it to the Stock Information Center. **<u>The deadline for priority allocation is April 5, 2010</u>**. Delivery of a Preliminary Indication Form may be made in one of the following ways: (i) by mail, using the envelope provided, or (ii) by overnight delivery to the Stock Information Center. The Stock Information Center is located at 501 North Broadway, St. Louis, MO 63102. Preliminary Indication Forms may NOT be delivered to the NCGA's offices. You will then be contacted by a Stifel, Nicolaus & Company, Incorporated ("Stifel Nicolaus") Financial Advisor; or

2) you may call the Stock Information Center at (877) 821-5780 to speak with a Stifel Nicolaus Financial Advisor.

Q: What is the role of Stifel Nicolaus?

A: Stifel Nicolaus is the St. Louis, Missouri-based broker-dealer responsible for coordinating this Offering and is one of the Company's underwriters.

Q: What if I do not have an account with Stifel Nicolaus?

A: The Stock Information Center team will connect you with a Stifel Nicolaus Financial Advisor licensed in your state to help you open a brokerage account.

Q: Is it possible that I will not receive any or all of the shares I order?

A: Yes. If Stifel Nicolaus receives orders in the Offering for more shares than the Company has available to sell, Stifel Nicolaus will allocate shares with first priority to NCGA members.

Q: Will the Company's stock be insured or its returns guaranteed?

A: No. Like most common stock investments, there is the risk that you could lose part or all of your investment principal. Before making an investment decision, please read the prospectus carefully, including the "Risk Factors" section.

Q: Will dividends be paid on the stock?

A: The Company intends, subject to adjustment at the discretion of its Board of Directors and consistent with the requirements of a regulated investment company ("RIC"), each quarter to pay out substantially all of the amounts it receives as recurring cash less operating expenses, current income taxes on its income and its leverage costs, if any.

Q: Will the Company's shares trade on a stock exchange, and how can I buy or sell shares after this Offering is completed?

A: Upon completion of the Offering, the Company's shares are expected to trade on the New York Stock Exchange under the symbol "GRE." Once the shares have begun trading, you may contact a broker in order to buy or sell the Company's shares.

OFFERING DETAILS

NYSE Symbol:	GRE*
Initial Offering Price:	$15.00
Minimum Investment:	100 shares
Deadline for Priority Allocation:	April 5, 2010
Expected Pricing Date:	April 26, 2010

**Proposed*

MILES *Capital*

SUMMARY OF RISKS AND OTHER CONSIDERATIONS

Investing in the Company's common stock entails risks, including, but not limited to the following:

- The Company is a new company with limited operating history and is dependent upon the Adviser's key personnel for the Company's future success.
- The Adviser has no experience organizing or managing a BDC.
- As a sector and similar to other sectors, BDCs have experienced declines in market value, and there can be no assurance that the price of a share of the Company's common stock will not fall below its net asset value per share following its IPO.
- The incentive fee payable to the Adviser may create an incentive to use leverage and other conflicting incentives.
- The Company may face conflicts of interest in its investing activities, and the investment activities performed by the Adviser for other accounts and funds may create conflicts of interest which are not in the best interest of the Company or its stockholders.
- The Company's relationship with the NCGA may present conflicts of interest.
- As a BDC, the Company will be subject to limitations on its ability to engage in certain transactions with affiliates, and if the Company's investments are deemed not to be qualifying assets, it could lose its status as a BDC or be precluded from investing according to its current business plan.
- The Company may choose to invest a portion of its portfolio in investments that may be considered highly speculative and that could negatively impact the Company's ability to pay dividends and cause stockholders to lose part of their investment.
- If the Company borrows money or issues preferred stock, it could increase the risk of investing in the Company.
- The Company will operate in a highly competitive market for investment opportunities and has not identified specific private investments in which to invest all of the proceeds of the Offering.
- The Company may not be able to invest the proceeds of the Offering as quickly as expected in the Green Energy Sector and Agribusinesses, and the Company's interim investments may generate lower rates of return.
- The Company may allocate the net proceeds from the Offering in ways with which the stockholders may not agree.
- The Company's quarterly results may fluctuate.
- The Company's portfolio may be concentrated in a limited number of portfolio companies, and investments in privately-held companies present certain challenges.
- Most of the Company's portfolio investments will be recorded at fair value as determined in good faith by the Company's Board of Directors. As a result, there is and will continue to be uncertainty as to the value of the Company's portfolio investments.
- Unrealized decreases in the value of investments in the Company's portfolio may impact the value of the Company's common stock and may reduce the Company's income available to pay dividends.
- When the Company is a debt or minority equity investor in a portfolio company, the Company may not be in a position to control that portfolio company.
- The Company's portfolio companies may not be able to service their debt and may incur debt that ranks equally with, or senior to, the Company's investments in such companies.
- If the Company's investments do not meet its performance expectations, stockholders may not receive dividends.
- The lack of liquidity in the Company's investments may adversely affect the Company's business, and if it needs to sell any of its investments, the Company may not be able to do so at a favorable price. As a result, the Company may suffer losses.
- It is likely that the terms of any long-term or revolving credit facility the Company may enter into in the future could constrain the Company's ability to grow its business.
- Changes in laws or regulations or in the interpretations of laws or regulations could significantly affect the Company's operations and cost of doing business.
- Because the Company intends to distribute substantially all of its income to its stockholders upon its intended election to be treated as a RIC, the Company will continue to need additional capital to finance its growth. If additional funds are unavailable or not available on favorable terms, its ability to grow and execute its business plan may be impaired.
- The Company will continue to be subject to corporate level income tax if it is unable to qualify as a RIC and as a result of any use by the Company of taxable subsidiaries if it does qualify as a RIC.
- The Company's portfolio will be concentrated in the Green Energy Sector and Agribusinesses, which will subject it to more risks than if it were broadly diversified, and companies within the Green Energy Sector and Agribusinesses will have their own operating risks.
- The price of the Company's common stock may be volatile and may decrease substantially.
- The Company presently has a negative net asset value.
- Continued economic weakness could impair the Company's portfolio companies' financial positions and operating results and affect the industries in which the Company invests, which could, in turn, harm the Company's operating results.